UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	3,900,000,000
Common shares, shares issued (in shares)	582,524	187,049
Common shares, shares outstanding (in shares)	582,524	184,991
Treasury shares (in shares)	0	2,058
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	1.00%	1.00%
Preferred shares, issued (in shares)	2,000,000	2,000,000
Preferred shares, outstanding (in shares)	2,000,000	2,000,000
Preferred shares, aggregate liquidation preference	$ 50,000,000	$ 50,000,000
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	100,000,000	100,000,000
Preferred shares, issued (in shares)	40,000	40,000
Preferred shares, outstanding (in shares)	40,000	40,000